CONVERTIBLE NOTES AND DERIVATIVE LIABILITIES (Details 1) - USD ($)	Apr. 28, 2014	Jun. 30, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Proceeds received from convertible notes	$ 222,500
Investor notes receivable	250,000
Assets recorded	472,500
Derivative liabilities	277,550	$ 257,233
Convertible notes - carrying value, net of original issue discount	58,541
Non-convertible notes - carrying value	136,409
Convertible Debt, Total	194,950
Liabilities recorded	472,500
Warrant [Member]
Debt Instrument [Line Items]
Derivative liabilities	200,715
Embedded Derivative Financial Instruments [Member]
Debt Instrument [Line Items]
Derivative liabilities	$ 76,835
Secured Convertible Promissory Note [Member]
Debt Instrument [Line Items]
Convertible Debt, Total			$ 277,500